Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 139	$ 101
Accounts receivable	2,465	1,148
Current income taxes receivable	13	0
Inventory	1,152	955
Prepaids and other	174	176
Investments	490	524
Current portion of other long-term assets	54	116
Current assets	4,487	3,020
Non-current assets
Exploration and evaluation assets	2,579	2,637
Property, plant and equipment	68,043	64,559
Lease assets	1,789
Other long-term assets	1,223	1,343
Assets	78,121	71,559
Current liabilities
Accounts payable	816	779
Accrued liabilities	2,611	2,356
Current income taxes payable	0	151
Current portion of long-term debt	2,391	1,141
Current portion of other long-term liabilities	819	335
Current liabilities	6,637	4,762
Non-current liabilities
Long-term debt	18,591	19,482
Other long-term liabilities	7,363	3,890
Deferred income taxes	10,539	11,451
Liabilities	43,130	39,585
SHAREHOLDERS’ EQUITY
Share capital	9,533	9,323
Retained earnings	25,424	22,529
Accumulated other comprehensive income	34	122
Shareholders' equity	34,991	31,974
Liabilities and shareholders' equity	$ 78,121	$ 71,559